Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 62,448	$ 101,901	$ 111,342
Less: distribution expense to managed fleet container investors	(57,311)	(93,858)	(102,992)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(730)	(394)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	4,407	7,649	8,350
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	5,271	7,590	8,529
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 9,678	$ 15,239	$ 16,879